INCOME TAXES - Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates And Average Effective Tax Rate (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Income (loss) before income taxes	SFr (128.4)	SFr (378.5)	SFr (372.1)
Domestic income tax rate	18.30%	18.30%	18.40%
Expected income tax benefit /(expense)	SFr 23.5	SFr 69.4	SFr 68.4
Effect of income taxed at differing tax rates	(4.2)	5.0	(3.7)
Non-deductible items	(0.6)	(18.4)	(9.9)
Non-taxable income	0.0	0.0	0.1
Effect of changes in recognition of deferred tax assets	(0.6)	(0.6)	3.2
Adjustments to deferred tax balances arising from tax rate changes	0.7	0.0	0.5
Adjustments recognised for current and deferred tax of prior periods	0.8	(40.3)	1.0
Other effects	0.3	1.6	0.3
Total income tax benefit	SFr 19.9	SFr 16.7	SFr 59.9